Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,326	$ 12,565
Finished goods	56,211	53,037
Total	$ 68,537	$ 65,602